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ROPES & GRAY LLP
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December 11, 2006                                   Amy B. Snyder
                                                    617-951-7073
                                                    617-235-0670 fax
                                                    Amy.Snyder@ropesgray.com

BY EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C., 20549
Attn: Briccio B. Barrientos, Esq.

Re: BNY Hamilton Funds, Inc. (File Nos. 33-47703; 811-06654)

Ladies and Gentlemen:

   Transmitted herewith for filing by means of electronic submission on behalf of BNY Hamilton Funds, Inc. (the "Company") pursuant to (1) the Securities Act of 1933, as amended (the "Securities Act") and Rule 485(a)(2) thereunder,
(2) the Investment Company Act of 1940, as amended (the "1940 Act"), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 52 to the Company's Registration Statement under the Securities Act and Post- Effective Amendment No. 55 to the Company's Registration Statement under the 1940 Act on Form N-1A ("Amendment No. 52/55"), including Prospectuses and Statements of Additional Information relating to the registration and offering of Agency Shares, Classic Shares, Hamilton Shares, Institutional Shares, Premier Shares and Retail Shares of BNY Hamilton Tax-Exempt Money Fund and Class A Shares and Institutional Shares of BNY Hamilton Global Real Estate Securities Fund (the "Funds"), two new series of the Company, other information, the signature page and exhibits. Amendment No. 52/55 is intended to supersede the previously filed Post-Effective Amendment No. 50 under the Securities Act and Post-Effective Amendment No. 53 under the 1940 Act, which was filed on October 13, 2006 and was scheduled to become effective on December 29, 2006 pursuant to Rule 485(a)(2) under the Securities Act ("Amendment No. 50/53").

   Pursuant to Rule 461 and Rule 485(a)(3) under the Securities Act, the undersigned hereby requests, on behalf of the Company, that the effectiveness of Amendment No. 52/55 be accelerated from February 24, 2007 to December 29, 2006. As discussed with Mr. Barrientos, Amendment No. 52/55 is being filed for the purpose of implementing certain comments provided to us by Mr. Barrientos on the previously filed Amendment No. 50/53 and making certain other changes to Amendment No. 50/53.

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ROPES & GRAY LLP

                                   - 2 -                   December 11, 2006

   The Funds are two of twenty-three series of the Company. The other series of the Company are offered through separate prospectuses and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Company.

   Please direct any questions concerning the enclosed materials to Amy Snyder, of Ropes & Gray LLP, at (617) 951-7073.

Sincerely,

/s/ Amy B. Snyder
-------------------------
Amy B. Snyder

cc: Daniel Hirsch, Esq.
    Shanak Patnaik, Esq., The Bank of New York